Fair Value of Financial Instruments (Changes In Unrealized Gains (Losses) Within Level 3 Financial Instruments Carried At Fair Value And Still Held) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	$ (605)	$ 2,681	$ 1,170
Trading Securities [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	(81)	4
Equity Securities [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	54	40
Mortgage Loans On Real Estate [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	(20)	12
Derivative Investments [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	2	1,051	536
MRBs [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	(359)	1,530
Other Assets - LPR Ceded Derivative [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	(106)
Indexed Annuity And IUL Contracts [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income	$ (95)	$ 44	634
Other Assets [Member] | GLB Direct And Ceded [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income			671
Other Liabilities [Member] | GLB Ceded [Member]
Changes in unrealized gains (losses) within Level 3 financial instruments carried at fair value and still held
Change in unrealized gains (losses) included in net income			$ (671)